Business Combination - Business combination common stock issued (Details) - shares		12 Months Ended
	Dec. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, outstanding prior to Business Combination		69,000,000
Less: redemption of FEAC shares		(2,140)
Common stock of FEAC		68,997,860
FEAC sponsor shares		6,350,200
Earnout shares		10,000,000
Shares issued in Private Placement Financing		15,853,052
Business Combination and Private Placement Financing shares - Class A common stock		101,201,112
Common stock
Total shares of common stock immediately after Business Combination		369,797,524	286,074,923	249,900,176	229,158,656
Class A common stock
Old Skillz shares converted to New Skillz Class A common stock(1)	122,000,000	191,932,861
Immediately prior completion	122,000,000	191,932,861
Business combination shares converted		332,690,933
Repurchase of business combination shares converted		56,620,419
Class B common stock
Old Skillz shares converted to New Skillz Class A common stock(1)		76,663,551
Immediately prior completion		76,663,551
Business combination shares converted		102,614,847